Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Movements in Asset Retirement Obligations

The following table presents the movements in asset retirement obligations for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Asset retirement obligation at beginning of year	43,241	54,496	59,695
Liabilities incurred in the current year	—	—	82
Liabilities settled in the current year	(2,436)	(4,819)	(2,821)
Accretion expense	5,021	6,659	6,545
Revision in estimated cash flow	1,946	(11,769)	(8,228)
Translation difference	2,082	(1,326)	(777)

Asset retirement obligation at end of year	49,854	43,241	54,496